Annual Operating Expenses - FidelityMunicipalCorePlusBondFund-RetailPRO - FidelityMunicipalCorePlusBondFund-RetailPRO - Fidelity Municipal Core Plus Bond Fund - Fidelity Municipal Core Plus Bond Fund	Apr. 01, 2025
Operating Expenses:
Management fee	0.39%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual operating expenses	0.63%
Fee waiver and/or expense reimbursement	0.33%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.30%

[1]	B Adjusted to reflect current fees.
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% was previously charged under the services agreements.
[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0. 30% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.